RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Relationship	As of December 31,
	with	2021	2022	2022
	the Group	HK$	HK$	US$
Chan Wai Ho	Director	4,961,934	(38,066)	(4,879)
Chen Sze Hon Johnson	Director	5,941,366	(58,634)	(7,516)
Total		10,903,300	(96,700)	(12,395)